Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions
Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2019 $	2018 $	2017 $
RSA management fees and commissions (i)	—	—	(2,799)
Commercial management fees (ii)	—	—	(1,187)
Vessel operating expenses - technical management fee (iii)	(1,202)	(10,400)	(8,775)
Strategic and administrative service fees (iv)	(31,422)	(32,918)	(21,185)
Secondment fees (v)	(185)	(679)	(382)
Lay-up services revenues	—	—	33
LNG terminal services revenues (vi)	1,979	1,689	388
Technical management fee recoveries (vii)	765	13,811	7,666
Service revenues (viii)	320	1,019	1,939
Entities under Common Control (note 4)
RSA management fees and commissions (i)	—	—	2,799
Commercial management fees (ii)	—	—	1,187
Strategic and administrative service fees (iv)	—	—	(7,026)
Secondment fees (v)	—	—	(248)
Technical management fee revenues (vii)	—	—	4,890
Service revenues (viii)	—	—	1,772

i
The Company’s share of TTOL’s fees related to revenue sharing agreements are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income (loss). The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (notes 4 and note 7c). Subsequent to the acquisition, the Company's share of TTOL's fees has been eliminated.

ii.
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels, which are not included in the RSAs. These fees are reflected in voyage expenses on the Company’s consolidated statements of income (loss). Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

iii.
The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss). Commencing October 1, 2018, the Company has elected to receive ship management services for its own vessels from its wholly-owned subsidiaries and no longer subcontracts these services from the Manager.

iv.
The Manager’s strategic and administrative service fees have been presented in general and administrative fees, except for fees related to technical management services, which have been presented in vessel operating expenses, on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 15) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

v.
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of income (loss).

vi.
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by TGP, for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest. The sub-contract ended in April 2019.

vii.
The Company receives reimbursements from Teekay, for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of income (loss). Commencing October 1, 2018, the Company has elected to receive technical management services for its own vessels from its wholly-owned subsidiaries and no longer subcontracts these services from the Manager.

viii.
The Company recorded service revenues, relating to TTOL's administration of certain revenue sharing agreements and provision of certain commercial services to participants in the arrangements. Commencing October 1, 2018, the Company has elected to receive certain commercial services from its wholly-owned subsidiaries and will no longer subcontract these services from the Manager.